First Great-West Life & Annuity Insurance Company
                            125 Wolf Road, Suite 110
                               Albany, NY 12205



May 2, 2003

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

        Re: Variable Annuity - 1 Series Account of First Great-West Life & Annuity Insurance Company
             File No. 333-25289
             Submission Pursuant to Rule 497(j) under the Securities Act of 1933

Ladies and Gentlemen:

        In lieu of filing the form of the prospectus and Statement of Additional Information for Variable Annuity - 1 Series Account of First Great-West Life & Annuity Insurance Company (the "Account") pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies that:

        (1) the form of the prospectus and Statement of Additional Information that would have been filed under paragraph (c) of rule 497 does not differ from that contained in post-effective amendment no. 9 to the Account's registration statement on Form N-4, the most recent amendment to the Account's registration statement; and

        (2) the text of post-effective amendment no. 9 to the Account's registration statement on Form N-4, the most recent amendment to the Account's registration statement has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 25, 2003.

        If you should have any questions regarding the foregoing, please contact the undersigned at (303) 737-3831.

Variable Annuity - 1 Series Account of First Great-West Life & Annuity Insurance Company (Registrant)

By:     /s/ David T. Buhler
        David T. Buhler
        Senior Associate Counsel
        First Great-West Life & Annuity Insurance Company